Debentures (Narrative) (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Mar. 14, 2017 ILS (₪)	Mar. 14, 2017 EUR (€)	Sep. 30, 2018	Jun. 30, 2018	Jun. 19, 2014 ILS (₪)	Jun. 19, 2014 EUR (€)	Jan. 31, 2014 ILS (₪) ₪ / shares	Jan. 31, 2014 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)	[1]	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)	Nov. 14, 2017	Mar. 14, 2017 EUR (€)	Dec. 31, 2014 EUR (€)	[1]	Jun. 19, 2014 USD ($)	Jun. 19, 2014 ILS (₪) ₪ / shares	Jun. 19, 2014 EUR (€)	Jan. 31, 2014 EUR (€)	Dec. 31, 2010
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures										€ 33,806						€ 57,631
Net proceeds from offering									€ 31,175		[1]
Interest rate										3.50%				3.50%	3.50%	3.50%									3.43%
Equity										€ 84,371	[1]	€ 86,442				€ 77,500			€ 77,479
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate										1.60%				1.60%	1.60%	1.60%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate										3.50%				3.50%	3.50%	3.50%
Series A Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																							€ 17,115	€ 25,170
Gross proceeds from offering						€ 17,286		€ 24,490
Net proceeds from offering						€ 16,808		€ 24,059
Interest rate																					4.60%	4.60%	4.60%
Obligation to pay additional interest																					1.00%	1.00%	1.00%
Amount of distribution of equity | $																					$ 75,000
Percentage of distributable profit																					75.00%	75.00%	75.00%
Equity | $														$ 55,000
Series A Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis														20.00%	20.00%	20.00%
Series A Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis														65.00%	65.00%	65.00%
Series A Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪							₪ 120,000															₪ 80,341
Debenture issued per unit price | ₪ / shares							₪ 973															₪ 1,010
Principal amount of each unit comprised | ₪							₪ 1,000
Gross proceeds from offering | ₪					₪ 81,144		116,760
Net proceeds from offering | ₪					₪ 78,900		₪ 114,700
Series B Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																		€ 31,700
Net proceeds from offering		€ 31,200
Interest rate	3.44%																	3.44%
Equity | $														$ 55,000
Debentures payable term	Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The interest on the Series B Debentures is payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).	Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The interest on the Series B Debentures is payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).
Increase in percentage of interest	1.00%	1.00%
Increase in interest percentage due to security rating	1.75%	1.75%
Notional amount																€ 20,043
Series B Debentures [Member] | Net Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of immediate repayment provision			60.00%	65.00%
Percentage of interest increase provision			55.00%	60.00%
Series B Debentures [Member] | Company's balance sheet [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of immediate repayment provision			25.00%	20.00%
Percentage of interest increase provision			30.00%	25.00%
Series B Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate																	0.25%
Series B Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪	₪ 123,232
Gross proceeds from offering | ₪	123,232
Net proceeds from offering | ₪	₪ 121,400
Notional amount | ₪															₪ 83,232

[1]	Please refer to note 2C for functional and presentation currency.